Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.0% of Net Assets
	Canada — 1.6%
412,200	CGI, Inc.	$45,101,267
	France — 0.9%
39,533	LVMH Moet Hennessy Louis Vuitton SE	26,004,520
	Ireland — 0.8%
68,680	Accenture PLC, Class A	24,160,937
	Japan — 1.6%
1,590,861	Nomura Research Institute Ltd.	46,710,137
	Netherlands — 1.7%
71,755	ASML Holding NV	50,259,657
	Sweden — 2.0%
3,802,602	Atlas Copco AB, Class A	58,033,955
	Taiwan — 2.4%
2,123,000	Taiwan Semiconductor Manufacturing Co. Ltd.	68,997,549
	United Kingdom — 2.7%
1,267,110	Halma PLC	42,510,179
254,920	London Stock Exchange Group PLC	35,983,188
		78,493,367
	United States — 53.3%
64,316	Adobe, Inc.(a)	28,600,039
458,621	Airbnb, Inc., Class A(a)	60,267,386
457,533	Allison Transmission Holdings, Inc.	49,441,016
506,538	Alphabet, Inc., Class A	95,887,643
487,062	Amazon.com, Inc.(a)	106,856,532
59,726	BlackRock, Inc.	61,225,720
149,153	Builders FirstSource, Inc.(a)	21,318,438
69,313	Costco Wholesale Corp.	63,509,422
145,564	Cummins, Inc.	50,743,610
209,738	Danaher Corp.	48,145,358
105,882	Diamondback Energy, Inc.	17,346,648
75,709	Goldman Sachs Group, Inc.	43,352,488
158,866	Home Depot, Inc.	61,797,285
89,207	IQVIA Holdings, Inc.(a)	17,530,068
207,677	JPMorgan Chase & Co.	49,782,254
149,053	Linde PLC	62,404,020
164,667	Mastercard, Inc., Class A	86,708,702
45,665	Mettler-Toledo International, Inc.(a)	55,879,347
803,282	NVIDIA Corp.	107,872,740
57,511	O'Reilly Automotive, Inc.(a)	68,196,544
105,972	Parker-Hannifin Corp.	67,401,371
130,045	Roper Technologies, Inc.	67,603,893
190,690	S&P Global, Inc.	94,969,341
121,745	Salesforce, Inc.	40,703,006
123,537	Schneider Electric SE	30,755,250
73,101	Trane Technologies PLC	26,999,854
127,871	UnitedHealth Group, Inc.	64,684,824
64,270	Veralto Corp.	6,545,899
		1,556,528,698
	Total Common Stocks (Identified Cost $1,403,354,866)	1,954,290,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 31.0%

Non-Convertible Bonds — 30.2%
	Argentina — 0.2%
$9,030,000	Argentina Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	$5,988,296
	Australia — 1.7%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,761,871
5,325,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	3,112,723
5,540,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	3,093,355
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(c)	652,350
11,515,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	11,463,848
17,585,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	18,655,129
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,223,790
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,810,034
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(c)	94,466
		49,867,566
	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,571,336
	Brazil — 1.1%
10,000,000	Brazil Government International Bonds, 4.500%, 5/30/2029	9,302,036
5,110,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,769,294
2,500,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,331,445
53,329 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	6,886,095
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,060,445
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(c)	587,010
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027(c)	570,786
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,235,601
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	485,399
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	983,194
		31,211,305
	Canada — 2.3%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	1,104,507
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	640,264
292,108	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	277,865
620,056	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	572,293
505,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	477,810
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	1,174,402

Principal Amount (‡)	Description	Value (†)

	Canada — continued
$305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	$319,517
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	1,971,947
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,433,485
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	987,440
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,926,386
32,260,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	22,804,293
23,175,000	Canada Government Bonds, 4.000%, 3/01/2029, (CAD)	16,792,665
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,152,471
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,212,122
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,057,709
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,161,546
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,282,440
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	1,998,373
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(c)	1,572,254
		67,919,789
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	482,443
975,000	Antofagasta PLC, 5.625%, 5/13/2032	964,635
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	517,863
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,201,800
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	840,783
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,298,730
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,738,738
275,000	Corp. Nacional del Cobre de Chile, 6.300%, 9/08/2053(c)	268,172
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	488,360
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	553,612
525,000	Enel Chile SA, 4.875%, 6/12/2028	518,075
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,373,238
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,083,579
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	937,906
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	900,728
1,120,000	Transelec SA, 4.250%, 1/14/2025(c)	1,116,931
		17,285,593
	China — 0.0%
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031(c)	546,738
	Colombia — 0.6%
4,480,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,554,880
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,258,880
555,000	Colombia Government International Bonds, 7.750%, 11/07/2036	542,735
Principal Amount (‡)	Description	Value (†)

	Colombia — continued
7,073,300,000	Colombia TES, 6.250%, 11/26/2025, (COP)	$1,571,011
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	6,530,428
2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	1,747,115
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,158,637
		16,363,686
	Denmark — 0.2%
2,135,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,360,053
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,412,614
		4,772,667
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	1,975,320
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	1,030,260
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	586,731
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	986,274
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	435,625
		5,014,210
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(c)	202,736
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(c)	1,186,061
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,258,270
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	962,755
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(c)	1,009,515
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(c)	1,465,873
		6,085,210
	Germany — 0.2%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,555,203
2,265,000	Mercedes-Benz Finance North America LLC, 4.800%, 8/01/2029(c)	2,232,332
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(c)	1,395,703
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	327,058
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	250,540
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	654,287
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	260,111
		6,675,234
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	937,576
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,594,086
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,352,766

Principal Amount (‡)	Description	Value (†)

	India — continued
$1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	$1,162,225
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(c)	2,372,856
		8,481,933
	Indonesia — 0.2%
43,840,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,716,282
50,092,000,000	Indonesia Treasury Bonds, 7.500%, 5/15/2038, (IDR)	3,203,616
		5,919,898
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,827,431
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(c)	2,430,005
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(e)	3,249,693
		8,507,129
	Israel — 1.0%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,221,094
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,755,423
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,391,299
13,681,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	9,835,265
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,634,718
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	498,025
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,758,240
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,542,979
		29,637,043
	Italy — 0.7%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,028
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,326,332
8,325,000	Italy Buoni Poliennali Del Tesoro, 3.350%, 7/01/2029, (EUR)	8,820,788
2,305,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 9/15/2026, (EUR)	2,445,414
1,145,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	1,224,484
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	867,139
705,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	611,671
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,459,854
Principal Amount (‡)	Description	Value (†)

	Italy — continued
$410,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	$395,896
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	558,340
		18,909,946
	Japan — 0.6%
1,080,312,800 (f)	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,130,222
656,950,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	4,190,251
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,689,914
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,966,785
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,165,814
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,234,617
		18,377,603
	Korea — 0.7%
1,060,000	Kia Corp., 2.750%, 2/14/2027(c)	1,013,392
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(c)	1,499,139
4,500,000,000	Korea Treasury Bonds, 1.125%, 9/10/2025, (KRW)	3,026,669
13,130,550,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	8,221,875
4,450,000,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	3,095,187
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(c)	757,956
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031(c)	2,316,735
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	206,207
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	145,515
		20,282,675
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	946,446
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,759,389
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	247,179
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,402,441
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	840,178
		5,195,633
	Mexico — 1.7%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	645,891
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	782,718
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	767,004
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(c)	729,409
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(c)	1,699,649
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(c)	1,904,501
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	843,478
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(g)	793,487

Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	$1,589,477
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	276,816
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,283,909
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	711,870
1,707,184 (h)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	7,810,586
724,558 (h)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,298,058
1,064,466 (h)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,836,630
637,836 (h)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,605,947
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,318,063
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,495,569
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	146,120
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	724,955
10,000,000	Mexico Government International Bonds, 5.000%, 5/07/2029	9,645,143
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	705,774
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	311,436
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(c)	1,747,048
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,180,318
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,057,111
		50,910,967
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(c)	3,372,890
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	865,693
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026(c)	1,694,542
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(e)	1,704,732
		4,264,967
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,567,745
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	425,068
6,310,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	3,023,120
15,075,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	8,182,610
		14,198,543
	Norway — 0.3%
1,215,000	Aker BP ASA, 6.000%, 6/13/2033(c)	1,220,276
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,254,117
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,409,183
Principal Amount (‡)	Description	Value (†)

	Norway — continued
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	$2,838,482
455,000	Var Energi ASA, 8.000%, 11/15/2032(c)	509,533
		8,231,591
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,358,230
615,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	610,080
		1,968,310
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(c)	2,970,353
840,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	820,489
		3,790,842
	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	5,051,313
12,970,000	Republic of Poland Government Bonds, 3.250%, 7/25/2025, (PLN)	3,109,891
		8,161,204
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,252,935
	Qatar — 0.0%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(c)	1,347,258
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(c)	864,989
	Singapore — 0.3%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,291,429
	South Africa — 1.2%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	1,214,236
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,417,148
39,185,000	Republic of South Africa Government Bonds, 7.000%, 2/28/2031, (ZAR)	1,844,523
116,835,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,635,037
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,684,958
19,900,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	19,396,351
		35,192,253
	Spain — 0.4%
800,000	Banco Santander SA, 6.938%, 11/07/2033	870,226
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,890,703
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(c)	1,290,987
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,109,642

Principal Amount (‡)	Description	Value (†)

	Spain — continued
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	$3,523,570
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	696,665
2,355,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,538,852
		11,920,645
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,787,424
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,462,200
		8,249,624
	Sweden — 0.1%
38,000,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,005,901
2,560,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	231,445
		3,237,346
	Switzerland — 0.1%
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(c)	392,514
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,574,555
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(c)	792,533
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	336,456
		4,096,058
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(c)	405,248
	Turkey — 0.4%
1,375,000	Republic of Turkiye, 6.500%, 1/03/2035	1,284,663
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,114,914
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,370,231
3,480,000	Turkiye Government International Bonds, 5.250%, 3/13/2030	3,249,283
2,980,000	Turkiye Government International Bonds, 7.625%, 4/26/2029	3,088,248
		10,107,339
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(c)	1,188,513
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,281,078
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,159,562
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,091,170
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	447,770
Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	$66,881
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	139,466
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(c)	1,320,340
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	904,661
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,256,590
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026(c)	2,192,277
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	292,603
9,590,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	11,890,596
9,845,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	12,019,270
		34,062,264
	United States — 11.4%
667,302	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	652,701
185,648	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	185,442
215,970	American Airlines, Inc., Series B, 3.700%, 4/15/2027	213,360
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	256,367
425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	362,451
800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	708,637
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,116,195
2,865,000	Bank of America Corp., Series MPLE, (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,942,288
10,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	10,350
7,430,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	5,944,000
1,745,000	Block, Inc., 3.500%, 6/01/2031	1,536,438
1,220,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,253,356
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,144,755
1,000,000	Boeing Co., 5.150%, 5/01/2030	985,983
899,000	Boeing Co., 5.705%, 5/01/2040	855,290
4,965,000	Boeing Co., 5.805%, 5/01/2050	4,618,212
60,000	Boeing Co., 5.930%, 5/01/2060	55,519
3,590,000	Boeing Co., 6.528%, 5/01/2034	3,760,915
9,335,000	Boeing Co., 6.858%, 5/01/2054	9,921,673
1,105,000	Boeing Co., 7.008%, 5/01/2064	1,172,545
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 10.019%, 12/15/2038(b)(c)	113,253
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.268%, 12/15/2038(b)(c)	853,486
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(c)	2,690,577
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(c)	2,351,667
690,000	Broadcom, Inc., 3.187%, 11/15/2036(c)	555,823
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(c)	4,459,814

Principal Amount (‡)	Description	Value (†)

	United States — continued
$6,870,000	Broadcom, Inc., 3.469%, 4/15/2034(c)	$5,953,956
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,330,257
695,000	Carnival Corp., 5.750%, 3/01/2027(c)	693,467
2,525,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(c)	2,048,507
2,385,000	Centene Corp., 2.500%, 3/01/2031	1,972,649
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,277,087
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	654,828
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,291,557
265,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	277,520
2,570,000	CommScope Technologies LLC, 5.000%, 3/15/2027(c)	2,292,851
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	2,185,929
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,605,592
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	9,504,138
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,433,135
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	1,724,475
11,460,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	5,987,308
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	963,132
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	513,311
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	281,587
2,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	1,432,001
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	839,040
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,175
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,254
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(c)	345,876
2,340,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	2,126,945
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	679,721
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,648,661
19,499,106	EchoStar Corp., 10.750%, 11/30/2029	20,967,105
14,281,147	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(i)	12,952,270
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	517,449
1,230,000	EQT Corp., 3.625%, 5/15/2031(c)	1,096,011
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,635,915
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,741,673
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	885,044
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	425,195
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,116,861
635,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	530,403
1,637,600	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	1,281,307
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,079,543
1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,245,000
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	705,383
1,620,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,669,518
Principal Amount (‡)	Description	Value (†)

	United States — continued
$225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(c)	$219,661
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(c)	1,442,843
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(c)	535,572
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(c)	216,221
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	928,787
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	157,144
580,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(c)	586,116
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	616,070
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,391,142
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	565,633
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	412,251
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,150,866
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026(c)	4,593,757
715,000	NCL Corp. Ltd., 8.125%, 1/15/2029(c)	753,420
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028(c)	1,966,290
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(c)	2,011,014
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	22,396
310,000	Ovintiv, Inc., 6.500%, 8/15/2034	321,129
4,175,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(c)	4,120,975
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,090,825
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	289,879
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	446,455
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	640,308
870,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	779,383
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,093,414
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,443,097
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	411,765
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	490,785
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,123,512
4,749,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	4,300,778
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(c)	2,300,268
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	6,108,663
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	3,756,219
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,344,146
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,255,497
2,930,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	2,882,121

Principal Amount (‡)	Description	Value (†)

	United States — continued
$7,055,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(c)	$7,038,245
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	404,792
585,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	578,824
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	399,177
270,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	236,044
60,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	54,962
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	909,018
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	144,545
260,000	SM Energy Co., 6.500%, 7/15/2028	258,370
555,000	SM Energy Co., 6.750%, 8/01/2029(c)	549,376
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	276,067
875,000	Targa Resources Corp., 6.125%, 3/15/2033	902,125
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	241,057
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	159,314
665,000	TD SYNNEX Corp., 6.100%, 4/12/2034	682,435
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	176,534
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	78,278
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	67,329
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	72,131
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,639,470
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	354,318
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	408,961
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	3,805,886
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	491,839
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	217,199
23,335,000	U.S. Treasury Notes, 3.500%, 9/30/2026	23,041,072
17,340,000	U.S. Treasury Notes, 4.125%, 10/31/2026	17,300,530
4,420,000	U.S. Treasury Notes, 4.250%, 11/30/2026	4,419,121
20,450,000	U.S. Treasury Notes, 4.500%, 3/31/2026(j)	20,505,680
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(c)	12,683,360
1,610,000	Uber Technologies, Inc., 4.800%, 9/15/2034	1,540,881
6,950,000	Uber Technologies, Inc., 6.250%, 1/15/2028(c)	7,009,779
847,000	Uber Technologies, Inc., 7.500%, 9/15/2027(c)	862,084
204,236	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	200,145
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,081,475
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	768,915
1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	1,011,948
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(c)	176,633
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,009,139
Principal Amount (‡)	Description	Value (†)

	United States — continued
$895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(c)	$880,149
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(c)	298,378
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	337,663
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	404,571
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	399,162
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	133,526
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	99,979
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	652,329
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,566,234
		332,991,184
	Uruguay — 0.1%
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,854,064
	Total Non-Convertible Bonds (Identified Cost $946,541,187)	881,511,529

Convertible Bonds — 0.8%
	United States — 0.8%
9,745,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	9,043,360
1,086,000	Carnival Corp., 5.750%, 12/01/2027	2,185,032
9,756,905	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(i)	10,237,767
615,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.777%, 3/15/2026(k)	653,806
1,440,000	Uber Technologies, Inc., 0.875%, 12/01/2028	1,584,000
	Total Convertible Bonds (Identified Cost $23,915,485)	23,703,965

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	96,266
	Total Bonds and Notes (Identified Cost $970,571,663)	905,311,760

Senior Loans — 0.6%
	Ireland — 0.0%
483,778	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.079%%, 11/30/2030(b)(l)	482,269
	United Kingdom — 0.0%
335,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.508%%, 2/15/2031(m)	336,675
	United States — 0.6%
1,761,174	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.106%, 9/19/2031(b)(l)	1,763,921

Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,103,340	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.107%, 5/23/2031(b)	$1,103,892
340,148	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 1/31/2031(b)(l)	341,495
1,871,087	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(b)(l)	1,880,835
886,860	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(b)(l)	891,569
64,493	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(n)	65,057
500,893	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 10/23/2031(b)(l)	505,276
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.088%, 11/08/2030(b)	749,681
20,302	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.857%, 8/02/2028(b)(l)	20,355
1,916,813	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(b)(l)	1,921,011
267,308	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.367%, 6/20/2030(b)(l)	268,645
99,501	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.632%, 4/14/2029(b)(l)	99,767
250,000	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.355%, 4/16/2031(m)	249,980
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, PRIME + 0.750%, 8.250%, 2/11/2028(b)	229,896
1,039,028	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.101%, 6/13/2031(b)(l)	1,040,982
154,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 9/15/2031(b)(l)	154,385
Principal Amount (‡)	Description	Value (†)

	United States — continued
$243,775	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.357%, 5/01/2031(b)(l)	$244,155
69,689	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(b)(l)	67,999
1,181,933	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(b)(l)	1,182,146
2,059,275	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.107%, 6/24/2031(b)(l)	2,054,766
94,289	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.829%, 2/28/2031(b)(l)	94,416
162,384	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.079%, 8/24/2028(b)(l)	162,824
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 5/06/2031(b)(l)	270,926
2,069,600	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.107%, 5/24/2030(b)(l)	2,070,345
		17,434,324
	Total Senior Loans (Identified Cost $18,216,244)	18,253,268

Short-Term Investments — 0.9%
26,129,165	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $26,132,794 on 1/02/2025 collateralized by $26,321,700 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $26,651,750 including accrued interest(o) (Identified Cost$26,129,165)	26,129,165
	Total Investments — 99.5% (Identified Cost $2,418,271,938)	2,903,984,280
	Other assets less liabilities — 0.5%	15,545,796
	Net Assets — 100.0%	$2,919,530,076

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$301,627,806 or 10.3% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(f)	Amount shown represents principal amount including inflation adjustments.
(g)	Perpetual bond with no specified maturity date.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(o)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/06/2025	BRL	S	55,000,000	$9,392,237	$8,801,836	$590,401
Bank of America N.A.	3/19/2025	JPY	B	5,864,309,000	38,634,357	37,582,766	(1,051,591)
Bank of America N.A.	3/19/2025	JPY	S	102,920,000	676,473	659,586	16,887
Bank of America N.A.	3/19/2025	KRW	S	19,047,379,000	13,358,614	12,974,833	383,781
Bank of America N.A.	3/19/2025	MXN	S	323,885,000	15,782,254	15,339,271	442,983
Bank of America N.A.	3/19/2025	ZAR	S	98,685,000	5,529,036	5,193,430	335,606
HSBC Bank USA N.A.	3/19/2025	AUD	S	13,350,000	8,504,551	8,263,903	240,648
HSBC Bank USA N.A.	3/19/2025	CAD	B	15,594,000	10,914,952	10,879,104	(35,848)
HSBC Bank USA N.A.	3/19/2025	CAD	S	97,436,000	68,916,852	67,975,911	940,941
HSBC Bank USA N.A.	3/19/2025	CNH	B	180,000,000	24,833,580	24,575,025	(258,555)
HSBC Bank USA N.A.	3/19/2025	CNH	S	2,631,000	361,640	359,205	2,435
Morgan Stanley Capital Services LLC	3/19/2025	EUR	B	76,351,000	80,733,395	79,351,332	(1,382,063)
Morgan Stanley Capital Services LLC	3/19/2025	EUR	S	2,889,000	3,029,950	3,002,528	27,422
Morgan Stanley Capital Services LLC	3/19/2025	NZD	S	6,003,000	3,493,092	3,361,268	131,824
Royal Bank of Canada	3/19/2025	GBP	B	2,854,000	3,644,769	3,570,881	(73,888)

At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	3/19/2025	GBP	S	4,182,000	$5,306,117	$5,232,454	$73,663
UBS AG	3/19/2025	COP	S	30,469,789,000	6,824,905	6,845,434	(20,529)
Total							$364,117

At December 31, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	3/19/2025	NOK	30,959,000	EUR	2,627,229	$2,730,470	$11,322
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	357	$39,173,032	$38,823,750	$(349,282)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	162	33,325,583	33,308,719	(16,864)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	1,100	117,458,548	116,935,157	(523,391)
Total					$(889,537)

At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	251	$29,231,309	$28,574,782	$656,527
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	128	15,704,799	15,220,000	484,799
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	86	9,704,022	9,572,875	131,147
Total					$1,272,473
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$ —	$26,004,520	$ —	$26,004,520
Japan	—	46,710,137	—	46,710,137
Netherlands	—	50,259,657	—	50,259,657
Sweden	—	58,033,955	—	58,033,955
Taiwan	—	68,997,549	—	68,997,549
United Kingdom	—	78,493,367	—	78,493,367
United States	1,525,773,448	30,755,250	—	1,556,528,698
All Other Common Stocks(a)	69,262,204	—	—	69,262,204
Total Common Stocks	1,595,035,652	359,254,435	—	1,954,290,087
Bonds and Notes(a)	—	905,311,760	—	905,311,760
Senior Loans(a)	—	18,253,268	—	18,253,268
Short-Term Investments	—	26,129,165	—	26,129,165
Total Investments	1,595,035,652	1,308,948,628	—	2,903,984,280
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,197,913	—	3,197,913
Futures Contracts (unrealized appreciation)	1,272,473	—	—	1,272,473
Total	$1,596,308,125	$1,312,146,541	$ —	$2,908,454,666

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(2,822,474)	$ —	$(2,822,474)
Futures Contracts (unrealized depreciation)	(889,537)	—	—	(889,537)
Total	$(889,537)	$(2,822,474)	$ —	$(3,712,011)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$3,197,913	$ —	$3,197,913

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Exchange-traded asset derivatives
Interest rate contracts	$ —	$1,272,473	$1,272,473
Total asset derivatives	$3,197,913	$1,272,473	$4,470,386

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,822,474)	$ —	$(2,822,474)
Exchange-traded liability derivatives
Interest rate contracts	—	(889,537)	(889,537)
Total liability derivatives	$(2,822,474)	$(889,537)	$(3,712,011)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2024, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty:	Derivatives	Collateral Pledged
Morgan Stanley Capital Services LLC	$ (1,222,817)	$745,380
Royal Bank of Canada	(225)	—
UBS AG	(20,529)	—
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2024 (Unaudited)
Treasuries	9.6%
Capital Markets	8.1
Semiconductors & Semiconductor Equipment	7.8
Machinery	7.7
Software	4.7
Specialty Retail	4.4
Life Sciences Tools & Services	4.1
IT Services	4.0
Broadline Retail	3.7
Interactive Media & Services	3.3
Financial Services	3.0
Sovereigns	3.0
Cable Satellite	2.8
Health Care Providers & Services	2.2
Consumer Staples Distribution & Retail	2.2
Chemicals	2.2
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	23.7
Short-Term Investments	0.9
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%

Currency Exposure Summary at December 31, 2024 (Unaudited)
United States Dollar	75.9%
Euro	5.2
Canadian Dollar	4.1
British Pound	3.6
New Taiwan Dollar	2.4
Swedish Krona	2.1
Other, less than 2% each	6.2
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%